Financial Assets Measured at Fair Value Through Other Comprehensive Income (Details) - USD ($)				1 Months Ended
		Dec. 30, 2025	Mar. 03, 2025	Dec. 31, 2024	Jun. 30, 2026	Jun. 02, 2026	Dec. 31, 2025
Financial Assets Measured at Fair Value Through Other Comprehensive Income [Line Items]
Percentage of equity interest						70.00%
Acquired ordinary shares (in Shares)	[1]			28	618,997		28,794
Disposed Shares (in Shares)		5,118,827
VCI Global Ltd [Member]
Financial Assets Measured at Fair Value Through Other Comprehensive Income [Line Items]
Percentage of equity interest			35.41%
Reveillon Group Limited [Member]
Financial Assets Measured at Fair Value Through Other Comprehensive Income [Line Items]
Percentage of equity interest			21.88%	13.53%			24.80%
Number of shares acquired			13,130,000	8,118,827
Total consideration			$ 39,390,000	$ 24,356,481
Acquired ordinary shares (in Shares)							16,130,000
Credilab Technology Sdn Bhd [Member]
Financial Assets Measured at Fair Value Through Other Comprehensive Income [Line Items]
Increase in non-controlling interest		$ 15,356,481

[1]	Giving retroactive effect to 1 to 49 reverse share split effected on November 5, 2024, 1 to 20 reverse share split effected on April 3, 2025, 1 to 30 reverse share split effected on September 16, 2025, 1 to 60 reverse share split effected on February 27, 2026 and 1 to 15 reverse share split effected on August 24, 2026